Derivative Financial Instruments - Summary of Net Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Non-current assets	$ 28,439	$ 24,401
Current assets	33,759	87,659
Total assets	62,198	112,060
Liabilities
Non-current liabilities	(608,869)	(623,684)
Current liabilities	(163,676)	(45,836)
Total liabilities	(772,545)	(669,520)
Net assets (liabilities) - non-current	(580,430)	(599,283)
Net assets (liabilities) - current	(129,917)	41,823
Total net assets (liabilities)	$ (710,347)	$ (557,460)